Subordinated liabilities - HSBC's subsidiaries subordinated liabilities in issue (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	£ 409,835	£ 363,097
Subordinated liabilities
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	15,337	14,713
3.43% Subordinated Loan 2022
Disclosure of financial liabilities [line items]
Derivative notional contract amount	£ 750
Borrowings interest rate	3.43%
Non-derivative financial liabilities	£ 0	558
6.5% Subordinated Notes 2023
Disclosure of financial liabilities [line items]
Derivative notional contract amount	£ 300
Borrowings interest rate	6.50%
Non-derivative financial liabilities	£ 134	300
Borrowings	135
Floating Rate Subordinated Loan 2023
Disclosure of financial liabilities [line items]
Derivative notional contract amount	1,500
Non-derivative financial liabilities	0	1,260
Floating Rate Subordinated Loan 2032
Disclosure of financial liabilities [line items]
Derivative notional contract amount	1,500
Non-derivative financial liabilities	1,326	0
Floating Rate Subordinated Loan 2024
Disclosure of financial liabilities [line items]
Derivative notional contract amount	1,500
Non-derivative financial liabilities	1,329	1,260
7.65% Subordinated Notes 2025
Disclosure of financial liabilities [line items]
Derivative notional contract amount	£ 300
Borrowings interest rate	7.65%
Non-derivative financial liabilities	£ 141	222
Borrowings	180
HSBC Bank plc 4.19% Subordinated Loan 2027
Disclosure of financial liabilities [line items]
Derivative notional contract amount	£ 750
Borrowings interest rate	4.19%
Non-derivative financial liabilities	£ 593	604
Floating Rate Subordinated Loan 2027
Disclosure of financial liabilities [line items]
Derivative notional contract amount	300
Non-derivative financial liabilities	0	252
Floating Rate Subordinated Loan 2028
Disclosure of financial liabilities [line items]
Derivative notional contract amount	200
Non-derivative financial liabilities	200	200
Floating Rate Subordinated Loan 2028
Disclosure of financial liabilities [line items]
Derivative notional contract amount	300
Non-derivative financial liabilities	266	252
Floating Rate Subordinated Loan 2029
Disclosure of financial liabilities [line items]
Derivative notional contract amount	260
Non-derivative financial liabilities	230	218
5.375% Callable Subordinated Step-up Notes 2030
Disclosure of financial liabilities [line items]
Derivative notional contract amount	£ 350
Borrowings interest rate	5.375%
Non-derivative financial liabilities	£ 60	398
Borrowings	61
HSBC Bank plc 1.625% Subordinated Loan 2031
Disclosure of financial liabilities [line items]
Derivative notional contract amount	£ 2,000
Borrowings interest rate	1.625%
Non-derivative financial liabilities	£ 1,497	1,457
HSBC Bank plc 0.375% Subordinated Loan 2031
Disclosure of financial liabilities [line items]
Derivative notional contract amount	£ 2,000
Borrowings interest rate	0.375%
Non-derivative financial liabilities	£ 1,583	1,658
HSBC Bank plc 0.375% Subordinated Loan 2031
Disclosure of financial liabilities [line items]
Derivative notional contract amount	£ 2,000
Borrowings interest rate	0.375%
Non-derivative financial liabilities	£ 1,583	1,658
HSBC Bank plc 0.25% Subordinated Loan 2031
Disclosure of financial liabilities [line items]
Derivative notional contract amount	£ 1,250
Borrowings interest rate	0.25%
Non-derivative financial liabilities	£ 990	1,036
5.375% Subordinated Notes 2033
Disclosure of financial liabilities [line items]
Derivative notional contract amount	£ 500
Borrowings interest rate	5.375%
Non-derivative financial liabilities	£ 152	665
Borrowings	157
6.25% Subordinated Notes 2041
Disclosure of financial liabilities [line items]
Derivative notional contract amount	£ 225
Borrowings interest rate	6.25%
Non-derivative financial liabilities	£ 47	224
Borrowings	70
4.75% Subordinated Notes 2046
Disclosure of financial liabilities [line items]
Derivative notional contract amount	£ 600
Borrowings interest rate	4.75%
Non-derivative financial liabilities	£ 191	595
Borrowings	237
Undated Floating Rate Primary Capital Notes
Disclosure of financial liabilities [line items]
Derivative notional contract amount	750
Non-derivative financial liabilities	624	554
Undated Floating Rate Primary Capital Notes
Disclosure of financial liabilities [line items]
Derivative notional contract amount	500
Non-derivative financial liabilities	415	369
Undated Floating Rate Primary Capital Notes (Series 3)
Disclosure of financial liabilities [line items]
Derivative notional contract amount	300
Non-derivative financial liabilities	249	222
HSBC Bank Plc Floating Subordinated Loan 2028
Disclosure of financial liabilities [line items]
Derivative notional contract amount	1,250
Non-derivative financial liabilities	1,035	0
HSBC Bank Plc Floating Subordinated Loan 2033
Disclosure of financial liabilities [line items]
Derivative notional contract amount	1,100
Non-derivative financial liabilities	910	0
HSBC Bank Plc Floating Subordinated Loan 2028 2
Disclosure of financial liabilities [line items]
Derivative notional contract amount	400
Non-derivative financial liabilities	362	0
HSBC Bank Plc Floating Subordinated Loan 2027
Disclosure of financial liabilities [line items]
Derivative notional contract amount	400
Non-derivative financial liabilities	361	0
HSBC Bank Plc Floating Subordinated Loan 2028 3
Disclosure of financial liabilities [line items]
Derivative notional contract amount	500
Non-derivative financial liabilities	443	0
Other Tier 2 instruments each less than £100m
Disclosure of financial liabilities [line items]
Derivative notional contract amount	100
Non-derivative financial liabilities	47	51
5.844% Non-cumulative Step-up Perpetual Preferred Securities
Disclosure of financial liabilities [line items]
Derivative notional contract amount	£ 700
Preferred securities rate	5.844%
Non-derivative financial liabilities	£ 569	£ 700
Sterling Overnight Interbank Average Rate (SONIA) | 5.375% Callable Subordinated Step-up Notes 2030
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis	1.6193%
Sterling Overnight Interbank Average Rate (SONIA) | 5.844% Non-cumulative Step-up Perpetual Preferred Securities
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis	2.0366%